As filed with the Securities and Exchange Commission on March 15, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22486
Investment Company Act file number

GPS Funds II
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor
Concord CA 94520
(Address of principal executive offices) (Zip code)

Patrick R. Young
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord CA 94520
(Name and address of agent for service)

(800) 664-5345
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments.

GuideMark® Opportunistic Fixed Income Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.88%
235,119	AIM Aviation Finance Ltd.
	Series 2015-1A, 5.072%, 02/15/2040 (Acquired 02/13/2015, Cost $235,119) (a)	$228,637
225,000	Air Canada Pass Through Trust
	Series 2015-2B, 5.000%, 06/15/2025 (Acquired 12/01/2015, Cost $225,000) (a)	223,031
95,000	BMW Vehicle Owner Trust
	Series 2014-A, 0.970%, 11/26/2018	94,776
	Capital One Multi-Asset Execution Trust
125,000	Series 2013-A3, 0.960%, 09/16/2019	124,844
200,000	Series 2015-A7, 1.450%, 08/16/2021	198,493
235,000	Honda Auto Receivables Owner Trust
	Series 2015-4, 1.230%, 09/23/2019	233,184
	OneMain Financial Issuance Trust
100,000	Series 2014-1A, 2.430%, 06/18/2024 (Acquired 04/09/2014, Cost $99,998) (a)	99,685
260,000	Series 2014-2A, 5.310%, 09/18/2024 (Acquired 09/12/2014, Cost $260,969) (a)	256,831
125,000	Series 2015-1A, 3.190%, 03/18/2026 (Acquired 03/17/2015, Cost $125,484) (a)	124,381
100,000	Series 2015-3A, 4.160%, 11/18/2028 (Acquired 09/24/2015, Cost $99,979) (a)	99,780
99,552	RCO Depositor II LLC
	Series 2015-2A, 4.500%, 09/25/2054 (Acquired 12/04/2015, Cost $99,134) (a)(b)	99,193
148,444	Shenton Aircraft Investment I Ltd.
	Series 2015-1A, 4.750%, 10/15/2042 (Acquired 10/09/2015, Cost $147,019) (a)	147,145
	Sierra Receivables Funding Co. LLC
23,155	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $23,103) (a)	22,782
91,978	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013 and 03/12/2014, Cost $92,086) (a)	91,465
100,000	Springleaf Funding Trust
	Series 2014-AA, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $99,984) (a)	99,750
138,542	TAL Advantage V LLC
	Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $138,482) (a)	137,196
95,703	VOLT XXII LLC
	Series 2015-NPL4, 3.500%, 02/25/2055 (Acquired 02/25/2015, Cost $95,602) (a)	94,689
	World Financial Network Credit Card Master Trust
200,000	Series 2015-C, 1.260%, 03/15/2021	198,979
150,000	Series 2015-A, 0.811%, 02/15/2022 (b)	149,452
	Total Asset Backed Securities (Cost $2,746,884)	2,724,293

	BANK LOANS - 3.11%
55,485	American Builders & Contractors Supply Co., Inc.
	3.500%, 04/16/2020 (b)	55,041
97,477	Amneal Pharmaceuticals LLC
	4.501%, 11/01/2019 (b)	95,710
122,813	Aptean Holdings, Inc.
	5.250%, 02/26/2020 (b)	120,254
95,000	Broadcom Limited
	3.484%, 11/03/2022 (b)	93,984
99,500	Communications Sales & Leasing, Inc.
	5.000%, 10/24/2022 (b)	92,597
85,717	Continental Building Products Operating Co. LLC
	4.000%, 08/28/2020 (b)	84,360
98,000	Crosby U.S. Acquisition Corp.
	4.000%, 11/23/2020 (b)	77,420
44,775	Dell International LLC
	4.000%, 04/29/2020 (b)	44,560
17,448	Emerald Performance Materials, LLC
	4.500%, 08/01/2021 (b)	17,175
	Energy Transfer Equity, LP
66,254	3.250%, 12/02/2019 (b)	59,850
28,570	4.000%, 12/02/2019 (b)	26,052
36,928	Entegris, Inc.
	3.500%, 04/30/2021 (b)	36,666
15,000	Equinix, Inc.
	3.484%, 11/20/2022 (b)	15,075
67,900	FPC Holdings, Inc.
	5.250%, 11/19/2019 (b)	55,593
66,163	Gates Global LLC
	4.250%, 07/05/2021 (b)	62,248
111,077	Generac Power Systems, Inc.
	3.500%, 05/31/2020 (b)	108,925
48,513	Grosvenor Capital Management Holdings LLLP
	3.750%, 01/04/2021 (b)	46,815
24,045	HarbourVest Partners, LLC
	3.250%, 02/04/2021 (b)	23,925
44,727	HD Supply, Inc.
	3.750%, 08/13/2021 (b)	44,045
127,725	HUB International Ltd.
	4.000%, 10/02/2020 (b)	120,540
49,625	Hyperion Insurance Group Limited
	5.500%, 04/29/2022 (b)	49,501
95,095	IBC Capital Limited
	4.750%, 09/09/2021 (b)	87,091
136,787	Infor U.S., Inc.
	3.750%, 06/03/2020 (b)	129,064
124,063	Integra Telecom Holdings, Inc.
	5.250%, 08/14/2020 (b)	120,465
131,579	iQor U.S., Inc.
	6.000%, 04/01/2021 (b)	107,566
42,981	Level 3 Financing, Inc.
	3.500%, 05/31/2022 (b)	42,345
90,163	LTS Buyer LLC
	4.000%, 04/13/2020 (b)	88,078
98,573	MA FinanceCo. LLC
	5.250%, 11/19/2021 (b)	97,686
58,650	NXP Semiconductors B.V.
	3.250%, 01/11/2020 (b)	57,873
59,100	Ortho-Clinical Diagnostics, Inc.
	4.750%, 06/30/2021 (b)	50,457
20,692	OSG Bulk Ships, Inc.
	5.250%, 08/05/2019 (b)	19,916
110,804	PetSmart, Inc.
	4.250%, 03/11/2022 (b)	108,259
124,375	Pharmaceutical Product Development, LLC
	4.250%, 08/18/2022 (b)	121,172
116,117	Pinnacle Agriculture Holdings, LLC
	4.750%, 11/15/2018 (b)	110,601
87,750	Platform Specialty Products Corporation
	5.500%, 06/07/2020 (b)	85,136
49,723	Ply Gem Holdings, Inc.
	4.000%, 02/01/2021 (b)	48,791
128,091	PowerTeam Services, LLC
	4.250%, 05/06/2020 (b)	124,942
75	Royal Adhesives and Sealants, LLC
	4.500%, 06/19/2022 (b)	74
	Sable International Finance Ltd.
35,000	4.984%, 11/17/2022 (b)	34,366
40,000	4.984%, 11/17/2022 (b)	39,250
59,100	SBA Senior Finance II LLC
	3.250%, 03/24/2021 (b)	57,964
132,876	Sedgwick Claims Management Services, Inc.
	3.750%, 03/01/2021 (b)	128,890
66,767	Signode Industrial Group U.S., Inc.
	3.750%, 05/01/2021 (b)	64,346
34,648	Southcross Energy Partners, LP
	5.250%, 08/04/2021 (b)	24,860
44,888	Sterigenics International LLC
	4.250%, 05/15/2022 (b)	43,765

49,002	The Brickman Group Ltd. LLC
	4.000%, 12/18/2020 (b)	47,620
77,142	The Hillman Group, Inc.
	4.500%, 06/30/2021 (b)	75,342
133,635	The QUIKRETE Companies
	4.000%, 09/28/2020 (b)	132,507
230,445	The ServiceMaster Company, LLC
	4.250%, 07/01/2021 (b)	229,005
80,387	The Talbots, Inc.
	5.500%, 03/19/2020 (b)	75,966
199	Time, Inc.
	4.250%, 04/26/2021 (b)	196
	TransDigm, Inc.
84,455	3.750%, 02/28/2020 (b)	82,684
223,837	3.750%, 06/04/2021 (b)	218,567
95,243	3.500%, 05/14/2022 (b)	92,437
95,000	USAGM HoldCo, LLC
	4.750%, 07/28/2022 (b)	90,666
129,425	Vertafore, Inc.
	4.250%, 10/03/2019 (b)	128,500
76,034	Visteon Corporation
	1, 3.500%, 04/09/2021 (b)	75,523
12,482	WESCO International, Inc.
	3.750%, 12/12/2019 (b)	12,451
89,103	Western Refining, Inc.
	4.250%, 11/12/2020 (b)	86,319
46,929	Zayo Group, LLC
	3.750%, 05/06/2021 (b)	46,292
	Total Bank Loans (Cost $4,674,648)	4,517,368

	COLLATERALIZED MORTGAGE OBLIGATIONS - 16.18%
	Adjustable Rate Mortgage
39,261	Series 2004-4, 2.897%, 03/25/2035 (b)	38,618
47,189	Series 2004-5, 2.709%, 04/25/2035 (b)	45,883
	Alternative Loan Trust
73,941	Series 2005-J1, 5.500%, 02/25/2025	76,202
30,456	Series 2003-9T1, 5.500%, 07/25/2033	30,718
40,062	Series 2003-20CB, 5.750%, 10/25/2033	41,926
69,393	Series 2004-14T2, 5.500%, 08/25/2034	73,838
22,781	Series 2004-28CB, 5.750%, 01/25/2035	23,057
162,935	Series 2007-4CB, 5.750%, 04/25/2037	148,095
1,031,460	Series 2007-15CB, 6.000%, 07/25/2037	966,332
	Banc of America Alternative Loan Trust
48,747	Series 2003-8, 5.500%, 10/25/2033	51,312
102,017	Series 2003-10, 5.500%, 12/25/2033	104,726
62,287	Series 2003-10, 5.500%, 12/25/2033	64,296
54,736	Series 2005-6, 5.250%, 07/25/2035	50,582
	Banc of America Funding Corp.
154,425	Series 2004-B, 2.769%, 11/20/2034 (b)	150,446
30,705	Series 2005-5, 5.500%, 09/25/2035	32,207
1,347,427	Series 2006-3, 5.750%, 03/25/2036	1,271,318
1,047,854	Series 2007-3, 5.831%, 04/25/2037 (b)	943,096
87,447	Banc of America Mortgage Trust
	Series 2005-A, 2.650%, 02/25/2035 (b)	85,749
100,000	BLCP Hotel Trust
	Series 2014-CLRN, 4.001%, 08/15/2029 (Acquired 10/01/2014, Cost $99,625) (a)(b)	100,420
985,431	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	814,460
	CHL Mortgage Pass-Through Trust
48,506	Series 2004-12, 2.881%, 08/25/2034 (b)	42,998
48,231	Series 2004-HYB4, 2.581%, 09/20/2034 (b)	46,359
232,137	Series 2004-HYB8, 3.227%, 01/20/2035 (b)	227,099
77,637	Series 2005-11, 0.692%, 04/25/2035 (b)	62,811
53,821	Series 2005-21, 5.500%, 10/25/2035	50,682
68,569	Citicorp Mortgage Securities Trust
	Series 2006-4, 6.000%, 08/25/2036	69,397
	Citigroup Mortgage Loan Trust
36,004	Series 2005-2, 2.626%, 05/25/2035 (b)	34,063
89,186	Series 2014-11, 0.361%, 08/25/2036 (Acquired 04/10/2015, Cost $83,459) (a)(b)	81,049
159,166	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $161,699) (a)	160,978
102,552	CitiMortgage Alternative Loan Trust
	Series 2006-A4, 6.000%, 09/25/2036	92,723
100,000	COMM Mortgage Trust
	Series 2014-SAVA, 2.731%, 06/15/2034 (Acquired 06/26/2014, Cost $100,000) (a)(b)	99,634
	Credit Suisse First Boston Mortgage Securities Corp.
36,513	Series 2003-AR26, 2.713%, 11/25/2033 (b)	35,319
23,384	Series 2003-AR28, 2.792%, 12/25/2033 (b)	23,257
97,580	Series 2004-AR4, 2.711%, 05/25/2034 (b)	84,612
126,567	Series 2005-10, 5.500%, 11/25/2035	115,905
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
142,209	Series 2006-8, 6.500%, 10/25/2021	120,934
471,132	Series 2006-9, 6.000%, 11/25/2036	454,435
550,251	Series 2007-1, 6.000%, 02/25/2037	484,442
100,000	Del Coronado Trust
	Series 2013-HDMZ, 5.331%, 03/15/2018 (Acquired 04/01/2013, Cost $100,000) (b)(c)	99,820
	Deutsche Alt-A Securities, Inc.
16,194	Series 2005-3, 5.250%, 06/25/2035	16,284
42,535	Series 2005-5, 5.500%, 11/25/2035 (b)	40,925
477,964	Series 2006-AR1, 4.395%, 02/25/2036 (b)	389,419
181,000	Extended Stay America Trust
	Series 2013-ESH7, 5.053%, 12/05/2031 (Acquired 01/31/2013, Cost $186,986) (a)(b)	181,889
11,637	FDIC Trust
	Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/8/2013, Cost $11,673) (a)(b)	11,673
493,099	First Horizon Alternative Mortgage Securities
	Series 2007-FA4, 6.250%, 08/25/2037	389,618
557,014	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	484,278
	GSR Mortgage Loan Trust
103,807	Series 2004-14, 2.868%, 12/25/2034 (b)	103,206
46,710	Series 2004-14, 3.129%, 12/25/2034 (b)	45,329
118,933	Series 2005-AR4, 2.589%, 07/25/2035 (b)	113,296
177,528	Series 2006-8F, 6.000%, 09/25/2036	146,710
927,103	Series 2006-9F, 6.500%, 10/25/2036	805,267
422,968	Series 2007-4F, 6.000%, 07/25/2037	386,528
	Hilton USA Trust
100,000	Series 2013-HLT, 3.714%, 11/05/2030 (Acquired 11/22/2013, Cost $100,370) (a)	100,289
100,000	Series 2013-HLT, 4.407%, 11/05/2030 (Acquired 11/22/2013, Cost $100,371) (a)	100,316
100,000	Series 2013-HLT, 4.453%, 11/05/2030 (Acquired 11/22/2013, Cost $100,372) (a)(b)	100,243
741,786	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	623,303
	IndyMac INDX Mortgage Loan Trust
654,832	Series 2005-AR1, 2.502%, 03/25/2035 (b)	653,613
43,511	Series 2005-16IP, 1.062%, 07/25/2045 (b)	37,960
122,270	JPMorgan Alternative Loan Trust
	Series 2006-A1, 2.542%, 03/25/2036 (b)	107,534
	JPMorgan Chase Commercial Mortgage Securities Trust
115,000	Series 2015-SGP, 4.831%, 07/15/2036 (Acquired 09/28/2015, Cost $115,000) (a)(b)	114,590
8,154,354	Series 2012-C8, 2.085%, 10/17/2045 (b)(d)	694,196
	JPMorgan Mortgage Trust
38,760	Series 2003-A2, 2.104%, 11/25/2033 (b)	37,786
26,846	Series 2005-A3, 2.811%, 06/25/2035 (b)	27,191
56,405	Series 2006-A1, 2.654%, 02/25/2036 (b)	50,300
123,731	Series 2006-A7, 2.919%, 01/25/2037 (b)	109,559
139,367	Series 2007-S1, 5.750%, 03/25/2037	115,495
738,487	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	742,613
	MASTR Adjustable Rate Mortgages Trust
96,959	Series 2004-7, 2.609%, 07/25/2034 (b)	94,534
663,718	Series 2006-2, 2.690%, 01/25/2036 (b)	660,702
	MASTR Alternative Loan Trust
45,310	Series 2003-9, 5.250%, 11/25/2033	47,243
47,045	Series 2004-5, 5.500%, 06/25/2034	49,224
57,394	Series 2004-5, 6.000%, 06/25/2034	59,782

119,818	Series 2004-8, 6.000%, 09/25/2034	126,504
6,010	Series 2004-12, 5.250%, 12/25/2034	6,024
89,144	Merrill Lynch Mortgage Investors Trust
	Series 2006-2, 2.218%, 05/25/2036 (b)	88,532
400,000	Morgan Stanley Capital I Trust
	Series 2011-C2, 5.303%, 06/15/2044 (Acquired 06/22/2011, Cost $355,788) (a)(b)	408,244
	Morgan Stanley Mortgage Loan Trust
1,159,035	Series 2005-10, 6.000%, 12/25/2035	956,555
850,777	Series 2007-12, 6.250%, 08/25/2037	788,141
82,733	New York Mortgage Trust
	Series 2006-1, 2.671%, 05/25/2036 (b)	75,484
	Residential Asset Securitization Trust
996,011	Series 2007-A2, 6.000%, 04/25/2037	828,245
781,500	Series 2007-A6, 6.000%, 06/25/2037	699,095
1,078,339	Series 2007-A7, 6.000%, 07/25/2037	772,965
116,852	Residential Funding Mortgage Securities I
	Series 2006-S1, 5.750%, 01/25/2036	116,314
	SCG Trust
100,000	Series 2013-SRP1, 2.831%, 11/15/2026 (Acquired 05/02/2014, Cost $100,200) (a)(b)	100,086
100,000	Series 2013-SRP1, 3.581%, 11/15/2026 (Acquired 05/05/2014, Cost $100,227) (a)(b)	100,344
1,111,259	Sequoia Mortgage Trust
	Series 2013-3, 2.500%, 03/25/2043 (b)	1,045,926
	Structured Adjustable Rate Mortgage Loan Trust
58,097	Series 2004-6, 2.444%, 06/25/2034 (b)	56,746
81,210	Series 2005-14, 0.732%, 07/25/2035 (b)	59,079
21,207	Structured Asset Securities Corp. Trust
	Series 2005-1, 5.500%, 02/25/2035	21,699
1,084,861	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (b)	697,507
	Washington Mutual Mortgage Pass-Through Certificates
32,680	Series 2004-CB2, 5.500%, 07/25/2034	34,130
71,362	Series 2005-AR10, 2.495%, 09/25/2035 (b)	69,311
291,394	Series 2006-5, 6.000%, 07/25/2036	252,047
65,693	Series 2007-HY5, 2.075%, 05/25/2037 (b)	57,474
214,548	Series 2006-AR19, 1.901%, 01/25/2047 (b)	194,655
76,866	Series 2007-OA3, 1.017%, 04/25/2047 (b)	65,129
363,255	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	331,863
	Wells Fargo Mortgage Backed Securities Trust
36,235	Series 2003-J, 2.735%, 10/25/2033 (b)	36,526
86,815	Series 2004-A, 2.796%, 02/25/2034 (b)	87,053
21,160	Series 2004-O, 2.743%, 08/25/2034 (b)	21,139
32,368	Series 2005-AR10, 2.738%, 06/25/2035 (b)	32,650
94,047	Series 2005-11, 5.500%, 11/25/2035	98,109
58,983	Series 2005-17, 5.500%, 01/25/2036	60,199
62,820	Series 2005-16, 6.000%, 01/25/2036	64,254
	Total Collateralized Mortgage Obligations (Cost $24,486,367)	23,492,722

Number of Shares
	COMMON STOCKS - 0.04%
	Energy Equipment & Services - 0.03%
1,224	Halliburton Co.	41,665

	Transportation - 0.01%
22	CEVA Holdings LLC (e)	14,019
	Total Common Stocks (Cost $82,095)	55,684

Principal Amount
	CONVERTIBLE OBLIGATIONS - 0.92%
	Biotechnology - 0.03%
35,000	BioMarin Pharmaceutical, Inc.
	1.500%, 10/15/2020	46,944

	Diversified Financial Services - 0.01%
10,000	RWT Holdings, Inc.
	5.625%, 11/15/2019	9,287

	Household Durables - 0.07%
15,000	CalAtlantic Group, Inc.
	0.250%, 06/01/2019	13,491
72,000	Jarden Corp.
	1.125%, 03/15/2034	88,695
		102,186

	Metals & Mining - 0.51%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	652,392
85,000	RTI International Metals, Inc.
	1.625%, 10/15/2019	87,391
		739,783

	Oil & Gas - 0.19%
135,000	Chesapeake Energy Corp.
	2.500%, 05/15/2037	64,125
315,000	Whiting Petroleum Corp.
	1.250%, 04/01/2020 (Acquired 03/24/2015 through 10/08/2015, Cost $309,316) (a)	215,775
		279,900

	Real Estate - 0.01%
25,000	Redwood Trust, Inc.
	4.625%, 04/15/2018	23,406

	Software - 0.08%
130,000	Rovi Corp.
	0.500%, 03/01/2020 (Acquired 03/27/2015 through 10/08/2015, Cost $117,605) (a)	114,237

	Textiles, Apparel & Luxury Goods - 0.02%
55,000	Iconix Brand Group, Inc.
	1.500%, 03/15/2018	27,225
	Total Convertible Obligations (Cost $1,628,158)	1,342,968

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.04%
	Multi-Utilities - 0.04%
466	Dominion Resources, Inc. - Series A
	6.375%	22,405
547	Dominion Resources, Inc. - Series B
	6.000%	29,358
	Total Convertible Preferred Stocks (Cost $50,975)	51,763

Principal Amount
	CORPORATE OBLIGATIONS - 13.37%
	Aerospace & Defense - 0.22%
90,000	KLX, Inc.
	5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $90,000) (a)	85,950
230,000	Meccanica Holdings USA, Inc.
	6.250%, 01/15/2040 (Acquired 11/29/2012 and 10/13/2015, Cost $210,633) (a)	214,475
15,000	Rockwell Collins, Inc.
	0.862%, 12/15/2016 (b)	14,976
		315,401

	Airlines - 0.64%
1,000,000	Latam Airlines Group SA
	4.500%, 08/15/2025 (Acquired 05/14/2015, Cost $1,000,000) (a)	922,500

	Banks - 1.49%
	Bank of America Corp.
220,000	4.200%, 08/26/2024	218,671
170,000	3.950%, 04/21/2025	165,859
200,000	Credit Agricole SA
	7.875%, 01/29/2049 (Acquired 12/02/2015, Cost $206,464) (a)(b)	205,142
200,000	Intesa Sanpaolo SpA
	5.017%, 06/26/2024 (Acquired 10/09/2015, Cost $200,711) (a)	197,105
	Royal Bank of Scotland Group Plc
270,000	6.125%, 12/15/2022	294,367
300,000	8.000%, 12/29/2049 (b)	318,000
360,000	Santander Holdings USA, Inc.
	4.500%, 07/17/2025	367,152

200,000	Santander UK Group Holdings Plc
	4.750%, 09/15/2025 (Acquired 09/08/2015, Cost $199,448) (a)	198,328
200,000	Societe Generale SA
	7.875%, 12/29/2049 (b)(f)	199,760
		2,164,384

	Building Products - 0.10%
100,000	Atrium Windows & Doors, Inc.
	7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $98,974) (a)	74,500
33,000	NCI Building Systems, Inc.
	8.250%, 01/15/2023 (Acquired 01/09/2015, Cost $33,000) (a)	34,815
35,000	Owens Corning
	4.200%, 12/01/2024	34,126
		143,441

	Capital Markets - 0.20%
285,000	Morgan Stanley
	4.350%, 09/08/2026	286,538

	Chemicals - 0.45%
100,000	Albemarle Corp.
	4.150%, 12/01/2024	95,742
660,000	Hercules, Inc.
	6.500%, 06/30/2029	561,000
		656,742

	Consumer Finance - 0.11%
70,000	Caterpillar Financial Services Corp.
	0.652%, 03/03/2017 (b)	69,850
100,000	SLM Corp.
	5.500%, 01/15/2019	93,750
		163,600

	Containers & Packaging - 0.12%
25,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II
	6.000%, 06/15/2017 (Acquired 10/05/2015, Cost $24,758) (a)	24,281
150,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	8.250%, 02/15/2021 (b)	145,125
		169,406

	Diversified Financial Services - 0.77%
200,000	Corporacion Financiera de Desarrollo SA
	5.250%, 07/15/2029 (Acquired 07/08/2014, Cost $199,732) (a)(b)	197,000
750,000,000	Financiera de Desarrollo Territorial SA Findeter
	7.875%, 08/12/2024 (Acquired 08/06/2014, Cost $389,710) (a)	208,513
440,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, 08/01/2021 (Acquired 07/29/2014, Cost $440,000) (a)	402,050
320,000	Quicken Loans, Inc.
	5.750%, 05/01/2025 (Acquired 05/01/2015 through 12/14/2015, Cost $311,681) (a)	306,000
		1,113,563

	Diversified Telecommunication Services - 0.04%
300,000	Oi SA
	9.750%, 09/15/2016 (Acquired 09/09/2014, Cost $126,052) (a)	53,611

	Electric Utilities - 0.45%
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (a)	140,739
30,000	Duke Energy Progress, Inc.
	0.652%, 03/06/2017 (b)	29,921
285,000	Enel SpA
	8.750%, 09/24/2073 (Acquired 09/17/2013, Cost $282,672) (a)	325,256
200,000	InterGen NV
	7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (a)	159,500
		655,416

	Electronic Equipment & Instruments - 0.22%
335,000	Keysight Technologies, Inc.
	4.550%, 10/30/2024	322,617

	Energy Equipment & Services - 0.01%
30,000	Diamond Offshore Drilling, Inc.
	4.875%, 11/01/2043	18,319

	Food Products - 0.06%
445,000	BRF SA
	7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (a)	94,258

	Gas Utilities - 0.01%
20,000	NGL Energy Partners LP / NGL Energy Finance Corp.
	5.125%, 07/15/2019	15,900

	Health Care Equipment & Supplies - 0.11%
160,000	Greatbatch Ltd.
	9.125%, 11/01/2023 (Acquired 10/20/2015, Cost $160,000) (a)	158,800

	Health Care Providers & Services - 0.22%
100,000	CHS / Community Health Systems, Inc.
	8.000%, 11/15/2019	101,250
100,000	HCA, Inc.
	5.000%, 03/15/2024	100,000
15,000	MEDNAX, Inc.
	5.250%, 12/01/2023 (Acquired 12/03/2015, Cost $15,000) (a)	15,113
100,000	Tenet Healthcare Corp.
	8.125%, 04/01/2022	100,250
		316,613

	Hotels, Restaurants & Leisure - 0.31%
55,000	Interval Acquisition Corp.
	5.625%, 04/15/2023 (Acquired 10/13/2015, Cost $54,450) (a)	54,863
320,000	MGM Resorts International
	6.000%, 03/15/2023	318,400
75,000	Wyndham Worldwide Corp.
	5.100%, 10/01/2025	75,895
		449,158

	Independent Power & Renewable Electricity Producers - 0.07%
100,000	Calpine Corp.
	5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (a)	103,000

	Insurance - 0.44%
400,000	Assicurazioni Generali SpA
	7.750%, 12/12/2042 (b)(f)	531,424
105,000	Old Republic International Corp.
	4.875%, 10/01/2024	107,979
		639,403

	Media - 0.68%
	Cablevision Systems Corp.
60,000	8.625%, 09/15/2017	63,300
120,000	7.750%, 04/15/2018	125,100
	CCO Holdings LLC / CCO Holdings Capital Corp.
100,000	5.250%, 09/30/2022	101,250
60,000	5.125%, 05/01/2023 (Acquired 10/08/2015, Cost $58,406) (a)	60,150
70,000	CCO Safari II, LLC
	6.484%, 10/23/2045 (Acquired 10/09/2015, Cost $69,660) (a)	70,298
	CSC Holdings LLC
75,000	6.750%, 11/15/2021	73,875
40,000	5.250%, 06/01/2024	35,200
	DISH DBS Corp.
50,000	6.750%, 06/01/2021	50,500
130,000	5.875%, 07/15/2022	121,550
220,000	5.875%, 11/15/2024	196,350
100,000	iHeartCommunications, Inc.
	9.000%, 03/01/2021	70,125
30,000	Time Warner Cable, Inc.
	4.500%, 09/15/2042	23,626
		991,324

	Metals & Mining - 0.22%
	ArcelorMittal SA
100,000	6.250%, 03/01/2021	80,989
70,000	7.750%, 10/15/2039	48,125
100,000	First Quantum Minerals Ltd.
	7.000%, 02/15/2021 (Acquired 05/15/2012, Cost $88,692) (a)	63,250
40,000	Flextronics International Ltd.
	4.750%, 06/15/2025 (Acquired 10/08/2015, Cost $38,944) (a)	39,050
100,000	FMG Resources August Ltd.
	9.750%, 03/01/2022 (Acquired 04/22/2015, Cost $97,757) (a)	92,000
		323,414

	Multi-Utilities - 0.05%
200,000	Texas Competitive Electric Holdings Co., LLC
	11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $193,097) (a)(g)	67,000

	Oil & Gas - 1.86%
	Antero Resources Corp.
10,000	5.375%, 11/01/2021	8,050
35,000	5.125%, 12/01/2022	26,775
	Baytex Energy Corp.
5,000	5.125%, 06/01/2021 (Acquired 11/06/2014, Cost $4,788) (a)	3,387
20,000	5.625%, 06/01/2024 (Acquired 11/19/2014 through 09/16/2015, Cost $17,308) (a)	13,500
	Bonanza Creek Energy, Inc.
10,000	6.750%, 04/15/2021	6,100
35,000	5.750%, 02/01/2023	18,375
	California Resources Corp.
20,000	5.500%, 09/15/2021	6,400
91,000	8.000%, 12/15/2022 (Acquired 09/11/2014 and 12/21/2015, Cost $92,284) (a)	48,116
188,000	6.000%, 11/15/2024	57,810
100,000	Chaparral Energy, Inc.
	8.250%, 09/01/2021	24,500
	Chesapeake Energy Corp.
5,000	6.625%, 08/15/2020	1,475
115,000	4.875%, 04/15/2022	32,494
115,500	8.000%, 12/15/2022 (Acquired 04/04/2011 and 05/14/2012, Cost $199,261) (a)	57,173
	Concho Resources, Inc.
15,000	5.500%, 10/01/2022	13,725
75,000	5.500%, 04/01/2023	69,750
	Continental Resources, Inc.
330,000	5.000%, 09/15/2022	243,788
5,000	4.500%, 04/15/2023	3,597
15,000	3.800%, 06/01/2024	10,584
115,000	Diamondback Energy, Inc.
	7.625%, 10/01/2021	116,725
75,000	Energy Transfer Partners, LP
	6.125%, 12/15/2045	61,205
	Halcon Resources Corp.
40,000	8.625%, 02/01/2020 (Acquired 04/21/2015, Cost $40,000) (a)	27,750
65,000	13.000%, 02/15/2022 (Acquired 08/08/2013, Cost $98,455) (a)	22,425
100,000	Linn Energy LLC / Linn Energy Finance Corp.
	12.000%, 12/15/2020 (Acquired 04/04/2011 and 09/04/2014, Cost $200,678) (a)	51,000
156,000	Matador Resources Co.
	6.875%, 04/15/2023	145,860
	MEG Energy Corp.
5,000	6.500%, 03/15/2021 (Acquired 12/02/2014, Cost $4,484) (a)	3,525
30,000	6.375%, 01/30/2023 (Acquired 11/04/2014 through 12/08/2014, Cost $28,275) (a)	20,700
55,000	7.000%, 03/31/2024 (Acquired 11/17/2014 through 12/22/2015, Cost $43,480) (a)	39,325
	Noble Energy, Inc.
90,000	5.625%, 05/01/2021	88,137
20,000	5.875%, 06/01/2022	19,051
10,000	5.875%, 06/01/2024	9,584
35,000	Noble Holding International Ltd.
	5.250%, 03/15/2042	19,456
50,000	Oasis Petroleum, Inc.
	6.875%, 03/15/2022	32,250
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (a)(g)	4
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (a)(g)	16
350,000	Pacific Rubiales Energy Corp.
	5.125%, 03/28/2023 (Acquired 03/19/2015 through 07/09/2015, Cost $236,264) (a)	71,750
100,000	Penn Virginia Corporation
	8.500%, 05/01/2020	16,250
	Petrobras Global Finance BV
100,000	6.875%, 01/20/2040	65,500
55,000	6.750%, 01/27/2041	35,475
500,000	5.625%, 05/20/2043	306,250
10,000	7.250%, 03/17/2044	6,800
43,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (a)	245,592
	RSP Permian, Inc.
110,000	6.625%, 10/01/2022	101,750
135,000	6.625%, 10/01/2022 (Acquired 08/05/2015, Cost $133,988) (a)	124,875
190,000	Shell International Finance BV
	0.661%, 05/10/2017 (b)	189,785
	SM Energy Co.
50,000	6.125%, 11/15/2022	37,000
40,000	5.000%, 01/15/2024	26,200
25,000	Ultra Petroleum Corp.
	6.125%, 10/01/2024 (Acquired 11/06/2014 through 11/18/2014, Cost $23,304) (a)	5,813
50,000	Western Refining Logistics LP
	7.500%, 02/15/2023	48,000
	Whiting Petroleum Corp.
60,000	6.500%, 10/01/2018	45,750
15,000	5.000%, 03/15/2019	11,400
70,000	Williams Partners LP
	4.000%, 09/15/2025	52,512
		2,693,314

	Pharmaceuticals - 0.66%
265,000	AbbVie, Inc.
	3.600%, 05/14/2025	262,053
	Valeant Pharmaceuticals International, Inc.
100,000	7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $100,000) (a)	100,250
25,000	5.625%, 12/01/2021 (Acquired 11/03/2015, Cost $21,663) (a)	23,125
60,000	5.500%, 03/01/2023 (Acquired 10/08/2015 through 10/26/2015, Cost $54,845) (a)	53,100
320,000	5.875%, 05/15/2023 (Acquired 10/22/2015 through 11/05/2015, Cost $274,609) (a)	287,200
240,000	VRX Escrow Corp.
	4.500%, 05/15/2023 (Acquired 03/13/2015 and 03/17/2015, Cost $253,027) (a)	227,671
		953,399

	Pipelines - 0.42%
	Kinder Morgan Energy Partners LP
15,000	3.450%, 02/15/2023	12,476
20,000	3.500%, 09/01/2023	16,609
25,000	4.700%, 11/01/2042	17,648
5,000	5.000%, 03/01/2043	3,716
85,000	MPLX LP
	4.875%, 12/01/2024 (Acquired 10/13/2015, Cost $82,501) (a)	76,712
	Regency Energy Partners LP / Regency Energy Finance Corp.
30,000	5.750%, 09/01/2020	29,337
100,000	5.000%, 10/01/2022	88,710
	Sabine Pass Liquefaction LLC
100,000	5.625%, 04/15/2023	88,250
85,000	5.625%, 03/01/2025 (Acquired 10/08/2015, Cost $79,259) (a)	72,250
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
20,000	5.000%, 01/15/2018 (Acquired 10/06/2015, Cost $19,504) (a)	18,600
20,000	6.375%, 08/01/2022	17,350
15,000	5.250%, 05/01/2023	12,225
190,000	6.750%, 03/15/2024 (Acquired 09/09/2015, Cost $190,000) (a)	162,450
		616,333

	Professional Services - 0.11%
170,000	Verisk Analytics, Inc.
	5.500%, 06/15/2045	162,886

	Real Estate - 0.44%
50,000	Brixmor Operating Partnership LP
	3.850%, 02/01/2025	48,671
90,000	Healthcare Realty Trust, Inc.
	3.875%, 05/01/2025	87,217
150,000	Host Hotels & Resorts LP
	5.250%, 03/15/2022	161,221
50,000	iStar Financial, Inc.
	4.000%, 11/01/2017	49,150
280,000	Rialto Holdings LLC / Rialto Corp.
	7.000%, 12/01/2018 (Acquired 11/08/2013 through 12/18/2013, Cost $280,467) (a)	285,600
		631,859

	Semiconductor & Semiconductor Equipment - 0.37%
229,000	KLA-Tencor Corp.
	4.650%, 11/01/2024 230,814
	Micron Technology, Inc.
125,000	5.250%, 01/15/2024 (Acquired 04/27/2015, Cost $125,000) (a)	110,312
115,000	5.625%, 01/15/2026 (Acquired 04/27/2015 through 10/08/2015, Cost $111,505) (a)	99,763
40,000	Novellus Systems, Inc.
	2.625%, 05/15/2041	94,325
		535,214

	Software - 0.12%
100,000	First Data Corp.
	5.750%, 01/15/2024 (Acquired 11/05/2015, Cost $100,000) (a)	98,750
70,000	Open Text Corp.
	5.625%, 01/15/2023 (Acquired 10/08/2015, Cost $70,043) (a)	69,475
		168,225

	Technology Hardware, Storage & Peripherals - 0.20%
295,000	Hewlett Packard Enterprise Co.
	4.900%, 10/15/2025 (Acquired 09/30/2015 and 10/09/2015, Cost $293,734) (a)	289,836

	Telecommunication Services - 0.48%
	Alcatel-Lucent USA, Inc.
45,000	6.500%, 01/15/2028	45,394
115,000	6.450%, 03/15/2029	116,869
120,000	Frontier Communications Corp.
	11.000%, 09/15/2025 (Acquired 09/11/2015 and 10/09/2015, Cost $120,336) (a)	119,100
150,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	131,250
100,000	T Mobile USA, Inc.
	6.500%, 01/15/2024	102,250
200,000	Wind Acquisition Finance SA
	7.375%, 04/23/2021 (Acquired 04/08/2014, Cost $200,000) (a)	189,500
		704,363

	Textiles, Apparel & Luxury Goods - 1.24%
917,512	Edcon Holdings Limited
	13.375%, 06/30/2019	877,458
	Edcon Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,120,736) (a)	686,000
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $403,469) (a)	199,692
45,875	8.000%, 06/30/2019 (Acquired 11/08/2013 through 03/10/2015, Cost $23,813) (a)	43,872
		1,807,022

	Trading Companies & Distributors - 0.30%
	Air Lease Corp.
35,000	3.750%, 02/01/2022	34,424
330,000	4.250%, 09/15/2024	324,225
80,000	Aircastle Ltd.
	5.500%, 02/15/2022	82,200
		440,849

	Transportation - 0.06%
180,000	CHC Helicopter SA
	9.250%, 10/15/2020	87,300

	Wireless Telecommunication Services - 0.12%
	Sprint Communications, Inc.
65,000	6.000%, 12/01/2016	65,000
100,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $100,000) (a)	105,500
		170,500
	Total Corporate Obligations (Cost $23,064,484)	19,405,508

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 29.70%
1,210,000	Bank Negara Malaysia Monetary Notes
	2.495%, 03/01/2016 (h)	280,616
	Brazil Letras do Tesouro Nacional
1,470,000	14.236%, 01/01/2016 (h)	371,564
180,000	13.201%, 07/01/2016 (h)	42,445
560,000	13.494%, 10/01/2016 (h)	126,957
19,500,000	12.072%, 01/01/2019 (h)	3,115,741
	Brazil Notas do Tesouro Nacional
300,000	10.000%, 01/01/2017	72,373
345,000	3.968%, 01/01/2021 (h)	69,634
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (i)	78,917
1,180,000	7.400%, 04/20/2018 (i)	928,241
	Ghana Government Bond
60,000	16.900%, 03/07/2016	15,651
85,000	19.240%, 05/30/2016	21,953
1,630,000	23.000%, 02/13/2017	421,276
30,000	25.480%, 04/24/2017	7,965
50,000	26.000%, 06/05/2017	13,407
520,000	25.400%, 07/31/2017	139,209
1,610,000	23.230%, 02/19/2018	419,169
150,000	22.490%, 04/23/2018	38,230
1,810,000	23.470%, 05/21/2018	469,081
990,000	19.040%, 09/24/2018	236,909
99,000	24.500%, 10/22/2018	26,597
52,340,000	Hungary Government Bond
	6.750%, 11/24/2017	197,353
100,000	Iceland Government International Bond
	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $99,070) (a)	113,581
1,454,000,000	Indonesia Treasury Bill
	7.750%, 02/04/2016 (h)	104,899
	Indonesia Treasury Bond
34,120,000,000	8.375%, 03/15/2024	2,415,800
7,580,000,000	8.375%, 03/15/2034	517,228
449,390	Ireland Government Bond
	5.400%, 03/13/2025	668,633
	Korea Monetary Stabilization Bond
92,000,000	2.800%, 04/02/2016	78,702
239,800,000	2.790%, 06/02/2016	205,538
325,800,000	2.460%, 08/02/2016	279,294
98,100,000	1.610%, 11/09/2016	83,667
945,300,000	1.700%, 08/02/2017	807,102
3,569,600,000	1.560%, 10/02/2017	3,040,822
	Korea Treasury Bond
2,058,200,000	2.750%, 06/10/2016	1,764,219
1,846,100,000	3.000%, 12/10/2016	1,594,578
1,300,400,000	2.000%, 12/10/2017	1,116,775
	Malaysia Government Bond
3,051,000	3.172%, 07/15/2016	713,388
1,810,000	4.262%, 09/15/2016	427,511
870,000	3.814%, 02/15/2017	204,868
4,410,000	3.394%, 03/15/2017	1,036,271
130,000	4.012%, 09/15/2017	30,955
200,000	3.314%, 10/31/2017	47,103
30,000	Malaysia Treasury Bill
	2.521%, 05/27/2016 (h)	6,913
	Mexican Bonos
72,700	6.250%, 06/16/2016	427,736
229,260	7.250%, 12/15/2016	1,376,546
23,400	5.000%, 06/15/2017	138,058
	Mexican Udibonos
27,771	5.000%, 06/16/2016 (j)	164,801
23,735	3.500%, 12/14/2017 (j)	141,970
14,262	4.000%, 06/13/2019 (j)	86,225
11,787	2.500%, 12/10/2020 (j)	66,542
	Mexico Cetes
255,110	3.866%, 01/21/2016 (h)	277,552
1,031,740	3.548%, 05/26/2016 (h)	590,237
58,530,000	Philippine Government Bond
	1.625%, 04/25/2016	1,240,763
2,283,000	Poland Government Bond
	1.790%, 01/25/2021 (b)	573,279
1,090,000	Portugal Government International Bond
	5.125%, 10/15/2024 (Acquired 07/02/2014, Cost $1,081,509) (a)	1,114,852
700,000	Republic of Ecuador
	7.950%, 06/20/2024 (Acquired 06/17/2014, Cost $700,000) (a)	519,750

	Republic of Serbia
760,000	10.000%, 05/08/2017 7,304
890,000	10.000%, 11/21/2018	8,928
1,800,000	10.000%, 03/20/2021	18,363
740,000	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $727,146) (a)	839,310
	Serbia Treasury Bonds
2,320,000	10.000%, 01/30/2016	20,764
2,090,000	10.000%, 05/22/2016	19,237
4,330,000	10.000%, 06/27/2016	39,992
1,700,000	10.000%, 08/15/2016	15,817
990,000	10.000%, 10/17/2016	9,285
10,400,000	10.000%, 12/19/2016	98,209
1,110,000	8.000%, 01/12/2017	10,343
3,290,000	8.000%, 03/23/2017	30,804
130,000	8.000%, 04/06/2017	1,218
18,170,000	10.000%, 11/08/2017	178,274
54,350,000	10.000%, 03/02/2018	537,158
100,510,000	10.000%, 08/21/2019	1,029,361
5,860,000	10.000%, 09/11/2021	59,796
62,780,000	10.000%, 02/05/2022	629,247
3,340,000	Singapore Government Bond
	1.125%, 04/01/2016	2,357,245
	Sri Lanka Government Bonds
132,300,000	8.000%, 06/01/2016	921,900
430,000	8.000%, 06/15/2017	2,976
16,500,000	5.800%, 07/15/2017	110,626
11,550,000	8.500%, 04/01/2018	79,648
140,000	8.500%, 06/01/2018	963
2,750,000	7.500%, 08/15/2018	18,343
8,660,000	8.000%, 11/15/2018	58,423
8,660,000	10.600%, 07/01/2019	62,243
3,160,000	10.600%, 09/15/2019	22,640
430,000	8.000%, 11/01/2019	2,842
340,000	9.000%, 05/01/2021	2,274
1,900,000	11.200%, 07/01/2022	13,909
	Ukraine Government International Bond
200,000	9.250%, 07/24/2017 (i)	158,500
620,000	9.250%, 07/24/2017 (i)	491,350
2,300,000	7.950%, 02/23/2021 (i)	1,827,295
1,200,000	7.500%, 04/17/2023 (i)	961,971
	Uruguay Government International Bond
6,861,505	4.250%, 04/05/2027 (j)	208,953
44,527,442	4.375%, 12/15/2028 (j)	1,350,782
2,557,565	4.000%, 07/10/2030 (j)	75,026
1,155,087	3.700%, 06/26/2037 (j)	30,602
	Uruguay Notas del Tesoro
2,330,000	11.000%, 03/21/2017	75,356
15,470,000	13.250%, 04/08/2018	502,209
13,890,000	13.900%, 07/29/2020	455,029
1,420,478	2.500%, 09/27/2022 (j)	40,578
2,562,049	4.000%, 05/25/2025 (j)	78,170
	Uruguay Treasury Bills
3,106,000	13.750%, 07/28/2016 (h)	96,047
2,870,000	14.060%, 09/15/2016 (h)	86,882
4,520,000	14.250%, 11/03/2016 (h)	134,053
860,000	14.620%, 02/10/2017 (h)	24,654
3,539,000	14.940%, 04/03/2017 (h)	99,581
5,220,000	15.150%, 05/19/2017 (h)	142,746
	Total Foreign Government Debt Obligations (Cost $48,144,328)	43,116,672

Number of Shares
	INVESTMENT COMPANIES - 0.32%
	Exchange Traded Funds - 0.32%
5,690	iShares iBoxx $ High Yield Corporate Bond ETF	458,500
	Total Investment Companies (Cost $450,343)	458,500

Principal Amount
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.67%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	696,917
971,901	Pool #4062, 3.500%, 06/15/2042	966,236
1,885,009	Pool #T60853, 3.500%, 09/01/2042	1,918,764
1,667,459	Pool #T60854, 3.500%, 09/01/2042	1,697,438
967,371	Pool #4171, 3.000%, 02/15/2043	913,568
1,161,340	Pool #4413, 3.500%, 11/15/2044	1,160,477
	Federal National Mortgage Association
2,106,505	Pool #1200, 3.000%, 10/01/2032	2,163,494
958,860	Pool #1201, 3.500%, 10/01/2032	1,002,798
562,004	Pool #2005-56, 6.000%, 08/25/2033 (b)	616,654
329,437	Pool #2011-113, 4.000%, 03/25/2040	340,087
1,073,276	Pool #2012-63, 2.000%, 08/25/2040	1,054,816
1,747,200	Pool #2014-95, 3.000%, 04/25/2041	1,777,089
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,282,502
1,631,727	Pool #2012-125, 3.000%, 11/25/2042	1,623,469
	Government National Mortgage Association
1,191,251	Pool #2010-62, 5.348%, 05/20/2040 (b)(d)	184,721
1,237,658	Pool #2011-72, 4.978%, 05/20/2041 (b)(d)	167,603
700,000	Pool #2012-40, 4.000%, 01/20/2042	750,995
2,509,450	Pool #2013-113, 5.848%, 03/20/2043 (b)(d)	359,438
3,145,052	Pool #2012-135, 0.688%, 01/16/2053 (b)(d)	173,329
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $19,825,450)	19,850,395

Number of Shares
	PREFERRED STOCKS - 0.01%
	Transportation - 0.01%
49	CEVA Holdings LLC (e)	21,847
	Total Preferred Stocks (Cost $64,483)	21,847

Notional Amount
	PURCHASED OPTIONS - 0.06%
	Options on Currency Contracts
	Call Options
2,100,000	U.S. Dollar - Chinese Yuan
	Expiration: July, 2016
	Exercise Price: $6.212	25

Number of Contracts
	Options on Exchange Traded Funds
	Call Options
63	SPDR® S&P 500® ETF Trust
	Expiration: February, 2016
	Exercise Price: $209.000	13,608

Notional Amount
	Interest Rate Swaptions
37,500,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate
	Expiration: August 17, 2016
	Exercise Rate: 4.890%	3,273
10,900,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate
	Expiration: August 16, 2016
	Exercise Rate: 4.900%	876
4,200,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Receive Floating Rate
	Expiration: September 09, 2016
	Exercise Rate: 2.570%	62,063
	Total Purchased Options (Cost $163,267)	79,845

Principal Amount
	U.S. TREASURY OBLIGATIONS - 1.49%
	U.S. Treasury Bond - 1.49%
2,188,661	0.125%, 04/15/2020(k)	2,162,371
	Total U.S. Treasury Obligations (Cost $2,172,193)	2,162,371

	SHORT TERM INVESTMENTS - 17.39%
	Foreign Government Debt Obligation - 7.55%
	Bank Negara Malaysia Monetary Notes
420,000	2.513%, 05/03/2016 (h)	96,958
80,000	2.759%, 05/12/2016 (h)	18,456
950,000	2.525%, 06/07/2016 (h)	218,748
150,000	2.542%, 07/19/2016 (h)	34,430
5,350,000	2.577%, 09/15/2016 (h)	1,222,803
6,180,000	2.581%, 09/22/2016 (h)	1,411,760
50,000	2.590%, 10/06/2016 (h)	11,410
270,000	2.593%, 10/11/2016 (h)	61,590
150,000	2.597%, 10/18/2016 (h)	34,198
2,360,000,000	Indonesia Treasury Bill
	21.912%, 01/07/2016 (h)	171,030
	Malaysia Treasury Bill
340,000	2.764%, 01/22/2016 (h)	79,056
50,000	2.498%, 03/18/2016 (h)	11,581
90,000	2.498%, 03/18/2016 (h)	20,845
40,000	2.511%, 04/29/2016 (h)	9,237
390,000	2.554%, 08/05/2016 (h)	89,406
	Mexico Cetes
9,210	2.803%, 01/07/2016 (h)	5,341
2,014,650	3.732%, 02/04/2016 (h)	1,165,393
698,980	3.533%, 02/18/2016 (h)	403,814
2,586,640	3.495%, 03/03/2016 (h)	1,493,016
241,280	3.474%, 03/17/2016 (h)	139,022
269,090	3.262%, 03/23/2016 (h)	155,042
1,216,920	3.461%, 03/31/2016 (h)	700,291
38,890	3.453%, 04/14/2016 (h)	22,348
466,900	3.448%, 04/28/2016 (h)	267,917
62,710	3.531%, 05/12/2016 (h)	35,935
921,630	3.640%, 06/23/2016 (h)	526,015
1,061,020	3.640%, 06/23/2016 (h)	605,251
737,850	3.650%, 08/18/2016 (h)	418,577
432,100	3.677%, 10/13/2016 (h)	244,177
	Philippine Treasury Bill
8,930,000	0.732%, 01/06/2016 (h)	189,755
340,000	1.295%, 02/03/2016 (h)	7,217
190,000	2.551%, 03/02/2016 (h)	4,020
20,830,000	2.016%, 04/06/2016 (h)	440,268
13,480,000	2.036%, 08/03/2016 (h)	282,974
17,120,000	1.236%, 09/07/2016 (h)	360,694
		10,958,575

Number of Shares
	Money Market Funds - 9.70%
14,078,939	Federated Prime Obligations Fund
	Effective Yield, 0.24% (l)	14,078,939

Principal Amount
	U.S. Treasury Bill - 0.14%
200,000	United States Treasury Bill
	0.114%, 01/14/2016 (h)(m)	199,991
	Total Short Term Investments (Cost $25,852,472)	25,237,505

	Total Investments (Cost $153,406,147) - 98.18%	142,517,441
	Other Assets in Excess of Liabilities - 1.82%	2,646,958
	TOTAL NET ASSETS - 100.00%	$145,164,399

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $14,923,081, which represents 10.28% of total net assets.

(b)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2015.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Such security is treated as an illiquid security according to the Fund’s liquidity guidelines. The value of this security totals $99,820, which represents 0.07% of total net assets.

(d)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2015. The securities are liquid and the value of these securities total $1,579,287, which represents 1.09% of total net assets.

(e)	Non-income producing.
(f)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $731,184 which represents 0.50% of total net assets.

(g)	Non-income producing. Item identified as in default as to payment of interest.
(h)	Zero coupon bond. The effective yield is listed.
(i)	As of December 31, 2015, the Fund has fair valued these securities. The value of these securities was $4,446,274, which represents 3.06% of total net assets.
(j)	Represents an inflation protected security.
(k)	Represents a U.S. Treasury Inflation Protected Security.
(l)	Seven-day yield as of December 31, 2015.
(m)	Completely or partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:
Cost of investments	$153,406,147

Gross unrealized appreciation	2,401,965
Gross unrealized depreciation	(13,290,671)

Net unrealized depreciation	$(10,888,706)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts (Unaudited)

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
3/29/2016	Citibank	Brazilian Real	3,300,000	Euro	866,233	$(134,406)
11/21/2016	HSBC	Brazilian Real	1,440,000	U.S. Dollars	338,624	(11,122)
1/15/2016	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	476,064	(13,580)
2/1/2016	Merrill Lynch	Chilean Peso	405,700,000	U.S. Dollars	582,283	(11,938)
2/17/2016	Deutsche Bank	Chilean Peso	328,293,750	U.S. Dollars	462,679	(2,000)
9/19/2016	Merrill Lynch	Chinese Yuan	2,175,000	U.S. Dollars	332,442	(9,988)
1/29/2016	Credit Suisse	Columbian Peso	1,217,300,000	U.S. Dollars	365,858	16,441
1/8/2016	Deutsche Bank	Euro	226,274	Polish Zloty	963,300	418
1/4/2016	Merrill Lynch	Euro	755,000	U.S. Dollars	825,434	(4,852)
1/15/2016	JP Morgan Chase	Euro	1,728,000	U.S. Dollars	1,931,584	(52,964)
1/19/2016	JP Morgan Chase	Euro	1,721,000	U.S. Dollars	1,923,915	(52,715)
1/25/2016	JP Morgan Chase	Euro	1,737,000	U.S. Dollars	1,942,035	(53,153)
4/8/2016	Barclays	Ghanaian Cedi	484,117	U.S. Dollars	102,567	16,095
6/10/2016	Barclays	Ghanaian Cedi	120,000	U.S. Dollars	23,011	5,282
2/1/2016	Merrill Lynch	Hungarian Forint	233,000,000	U.S. Dollars	815,027	(12,698)
1/25/2016	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,284,075	48,674
1/19/2016	JP Morgan Chase	Indian Rupee	117,200,000	U.S. Dollars	1,783,486	(17,546)
1/20/2016	HSBC	Indian Rupee	117,575,000	U.S. Dollars	1,784,151	(12,862)

1/14/2016	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	143,463	(13,435)
3/29/2016	JP Morgan Chase	Malaysian Ringgit	13,200,000	Euro	3,180,723	(409,876)
4/15/2016	HSBC	Malaysian Ringgit	1,652,011	Euro	346,239	4,583
10/17/2016	Deutsche Bank	Malaysian Ringgit	2,108,500	Euro	435,425	5,098
4/8/2016	JP Morgan Chase	Malaysian Ringgit	4,732,700	Japanese Yen	129,647,110	12,982
4/13/2016	JP Morgan Chase	Malaysian Ringgit	5,242,029	Japanese Yen	147,407,742	(17,942)
1/29/2016	Merrill Lynch	Mexican Peso	3,400,000	U.S. Dollars	196,645	208
2/16/2016	Citibank	Mexican Peso	67,745,080	U.S. Dollars	4,396,319	(479,096)
3/11/2016	HSBC	Mexican Peso	11,784,520	U.S. Dollars	740,885	(60,644)
8/8/2016	Morgan Stanley	Mexican Peso	3,202,890	U.S. Dollars	191,604	(8,672)
10/17/2016	Deutsche Bank	Mexican Peso	18,798,000	U.S. Dollars	1,100,328	(32,171)
1/8/2016	Deutsche Bank	Polish Zloty	963,300	Euro	225,703	202
2/10/2016	Deutsche Bank	Singapore Dollar	917,603	U.S. Dollars	662,434	(16,192)
2/12/2016	Barclays	Singapore Dollar	917,160	U.S. Dollars	659,590	(13,700)
3/29/2016	Deutsche Bank	South Korea Won	606,000,000	Euro	485,966	(13,496)
3/31/2016	HSBC	South Korea Won	1,244,720,000	Euro	926,441	50,327
4/14/2016	JP Morgan Chase	South Korea Won	1,173,599,120	Euro	893,198	25,395
5/18/2016	JP Morgan Chase	U.S. Dollars	1,139,172	Australian Dollar	1,609,000	(25,624)
5/19/2016	Citibank	U.S. Dollars	260,658	Australian Dollar	370,000	(7,183)
5/19/2016	JP Morgan Chase	U.S. Dollars	829,312	Australian Dollar	1,178,000	(23,435)
6/14/2016	Citibank	U.S. Dollars	234,736	Australian Dollar	328,000	(2,435)
6/14/2016	JP Morgan Chase	U.S. Dollars	353,095	Australian Dollar	488,000	229
6/22/2016	JP Morgan Chase	U.S. Dollars	2,577,462	Australian Dollar	3,399,000	120,540
9/14/2016	Citibank	U.S. Dollars	234,844	Australian Dollar	326,000	(81)
12/12/2016	JP Morgan Chase	U.S. Dollars	234,854	Australian Dollar	330,000	(2,196)
12/14/2016	JP Morgan Chase	U.S. Dollars	117,404	Australian Dollar	164,000	(394)
1/11/2016	Merrill Lynch	U.S. Dollars	379,482	Brazilian Real	1,450,000	14,393
2/2/2016	Merrill Lynch	U.S. Dollars	615,857	Brazilian Real	2,425,000	10,082
9/19/2016	Merrill Lynch	U.S. Dollars	1,355,842	Chinese Yuan	8,925,000	32,668
1/22/2016	Credit Suisse	U.S. Dollars	218,665	Columbian Peso	735,000,000	(12,335)
1/4/2016	Merrill Lynch	U.S. Dollars	799,779	Euro	755,000	(20,803)
1/7/2016	Deutsche Bank	U.S. Dollars	409,372	Euro	341,308	38,389
1/13/2016	Deutsche Bank	U.S. Dollars	34,309	Euro	31,000	609
1/15/2016	JP Morgan Chase	U.S. Dollars	2,043,704	Euro	1,728,000	165,083
1/19/2016	Barclays	U.S. Dollars	2,045,041	Euro	1,728,000	166,231
1/19/2016	JP Morgan Chase	U.S. Dollars	2,033,620	Euro	1,721,000	162,420
1/20/2016	Barclays	U.S. Dollars	329,385	Euro	302,000	1,020
1/20/2016	Citibank	U.S. Dollars	77,844	Euro	66,791	5,223
1/20/2016	Deutsche Bank	U.S. Dollars	147,190	Euro	134,950	459
1/20/2016	Deutsche Bank	U.S. Dollars	233,410	Euro	214,000	727
1/21/2016	Barclays	U.S. Dollars	145,888	Euro	125,000	9,971
1/22/2016	Deutsche Bank	U.S. Dollars	130,362	Euro	119,730	173
1/25/2016	Deutsche Bank	U.S. Dollars	261,691	Euro	240,000	706
1/25/2016	JP Morgan Chase	U.S. Dollars	2,033,383	Euro	1,737,000	144,500
1/27/2016	Deutsche Bank	U.S. Dollars	201,812	Euro	183,000	2,801
1/27/2016	Goldman Sachs	U.S. Dollars	201,208	Euro	183,000	2,196
1/29/2016	Credit Suisse	U.S. Dollars	563,514	Euro	513,000	5,601
2/1/2016	Merrill Lynch	U.S. Dollars	825,966	Euro	755,000	4,803
2/4/2016	Deutsche Bank	U.S. Dollars	236,600	Euro	208,000	10,355
2/5/2016	Deutsche Bank	U.S. Dollars	299,628	Euro	261,000	15,727
2/8/2016	Barclays	U.S. Dollars	224,082	Euro	204,000	2,165
2/8/2016	Goldman Sachs	U.S. Dollars	614,117	Euro	559,081	5,932
2/22/2016	Barclays	U.S. Dollars	324,366	Euro	283,000	16,399
2/22/2016	Deutsche Bank	U.S. Dollars	281,627	Euro	252,533	6,815
2/29/2016	Deutsche Bank	U.S. Dollars	75,349	Euro	65,866	3,659
3/4/2016	Deutsche Bank	U.S. Dollars	489,730	Euro	434,350	16,923
3/9/2016	Barclays	U.S. Dollars	703,096	Euro	631,123	16,000
3/16/2016	Barclays	U.S. Dollars	131,499	Euro	122,880	(2,305)
3/16/2016	Citibank	U.S. Dollars	87,428	Euro	81,594	(1,420)
3/23/2016	Barclays	U.S. Dollars	78,008	Euro	72,605	(1,067)
3/23/2016	Deutsche Bank	U.S. Dollars	215,314	Euro	191,000	7,295
3/29/2016	Deutsche Bank	U.S. Dollars	7,248,395	Euro	6,581,000	79,786
4/29/2016	Deutsche Bank	U.S. Dollars	532,506	Euro	484,597	4,107
5/5/2016	Barclays	U.S. Dollars	229,745	Euro	204,295	6,940
5/9/2016	Deutsche Bank	U.S. Dollars	112,787	Euro	100,331	3,351
5/18/2016	Barclays	U.S. Dollars	325,054	Euro	283,000	16,281
5/23/2016	Deutsche Bank	U.S. Dollars	196,091	Euro	175,000	5,123
5/26/2016	Barclays	U.S. Dollars	270,327	Euro	232,085	17,040
6/9/2016	Deutsche Bank	U.S. Dollars	900,464	Euro	826,000	(1,410)
6/13/2016	Deutsche Bank	U.S. Dollars	492,075	Euro	434,350	17,765
6/15/2016	Citibank	U.S. Dollars	151,063	Euro	137,000	1,449
6/15/2016	Deutsche Bank	U.S. Dollars	534,444	Euro	469,000	22,263
7/18/2016	Morgan Stanley	U.S. Dollars	126,960	Euro	115,000	1,213
7/22/2016	Morgan Stanley	U.S. Dollars	141,016	Euro	129,000	(63)
7/25/2016	Deutsche Bank	U.S. Dollars	197,109	Euro	178,745	1,602
7/29/2016	Barclays	U.S. Dollars	771,072	Euro	691,917	14,144
7/29/2016	JP Morgan Chase	U.S. Dollars	293,321	Euro	263,000	5,610
8/5/2016	Citibank	U.S. Dollars	452,415	Euro	409,000	4,855
8/5/2016	Deutsche Bank	U.S. Dollars	172,613	Euro	155,000	2,999
8/5/2016	HSBC	U.S. Dollars	18,766	Euro	17,000	164
8/5/2016	Morgan Stanley	U.S. Dollars	789,114	Euro	715,023	6,679
8/11/2016	Deutsche Bank	U.S. Dollars	88,316	Euro	80,000	751
8/15/2016	Morgan Stanley	U.S. Dollars	99,922	Euro	88,500	3,038
8/17/2016	Morgan Stanley	U.S. Dollars	99,225	Euro	88,500	2,333
8/18/2016	Barclays	U.S. Dollars	357,113	Euro	319,000	7,847
8/22/2016	JP Morgan Chase	U.S. Dollars	394,308	Euro	354,000	6,657
8/31/2016	HSBC	U.S. Dollars	38,585	Euro	34,118	1,209
11/14/2016	Deutsche Bank	U.S. Dollars	144,813	Euro	133,000	(1,345)
11/16/2016	Barclays	U.S. Dollars	162,654	Euro	150,000	(2,200)
11/17/2016	Deutsche Bank	U.S. Dollars	108,672	Euro	100,000	(1,235)
1/19/2016	Credit Suisse	U.S. Dollars	368,011	Indian Rupee	5,200,000,000	(7,516)
1/8/2016	Goldman Sachs	U.S. Dollars	166,634	Japanese Yen	19,732,000	2,434
1/15/2016	Barclays	U.S. Dollars	584,120	Japanese Yen	68,630,000	12,933
1/15/2016	JP Morgan Chase	U.S. Dollars	378,256	Japanese Yen	44,610,000	6,980
1/27/2016	JP Morgan Chase	U.S. Dollars	157,679	Japanese Yen	19,500,000	(4,652)
2/12/2016	Citibank	U.S. Dollars	94,859	Japanese Yen	11,790,000	(3,322)
2/12/2016	HSBC	U.S. Dollars	151,275	Japanese Yen	17,820,000	2,880
2/12/2016	JP Morgan Chase	U.S. Dollars	151,218	Japanese Yen	17,813,000	2,882
2/16/2016	Citibank	U.S. Dollars	198,589	Japanese Yen	23,610,000	1,962
2/16/2016	JP Morgan Chase	U.S. Dollars	99,749	Japanese Yen	11,820,000	1,310
2/17/2016	Goldman Sachs	U.S. Dollars	100,399	Japanese Yen	11,840,000	1,792
2/17/2016	JP Morgan Chase	U.S. Dollars	100,137	Japanese Yen	11,830,000	1,613
2/25/2016	Barclays	U.S. Dollars	50,075	Japanese Yen	5,910,000	847
2/26/2016	Barclays	U.S. Dollars	99,499	Japanese Yen	11,810,000	1,123
2/29/2016	Deutsche Bank	U.S. Dollars	33,316	Japanese Yen	3,936,000	528
3/9/2016	Barclays	U.S. Dollars	269,577	Japanese Yen	32,151,400	1,646
3/22/2016	Citibank	U.S. Dollars	296,568	Japanese Yen	35,670,000	(844)
3/24/2016	Deutsche Bank	U.S. Dollars	147,689	Japanese Yen	17,733,000	(179)
3/28/2016	Barclays	U.S. Dollars	152,884	Japanese Yen	18,110,000	1,848
4/11/2016	Deutsche Bank	U.S. Dollars	2,784,756	Japanese Yen	331,608,750	17,837
4/18/2016	Barclays	U.S. Dollars	253,600	Japanese Yen	30,030,000	2,973
4/21/2016	JP Morgan Chase	U.S. Dollars	327,436	Japanese Yen	38,610,000	5,170
6/3/2016	Deutsche Bank	U.S. Dollars	654,366	Japanese Yen	80,680,000	(20,008)
6/3/2016	JP Morgan Chase	U.S. Dollars	278,731	Japanese Yen	34,284,478	(7,840)
6/8/2016	Citibank	U.S. Dollars	208,611	Japanese Yen	25,700,000	(6,241)
6/9/2016	HSBC	U.S. Dollars	313,607	Japanese Yen	38,500,000	(8,264)
6/10/2016	Barclays	U.S. Dollars	358,846	Japanese Yen	44,560,000	(13,702)
6/10/2016	Citibank	U.S. Dollars	467,298	Japanese Yen	57,980,000	(17,448)
6/10/2016	HSBC	U.S. Dollars	382,850	Japanese Yen	47,460,000	(13,943)
6/13/2016	Deutsche Bank	U.S. Dollars	127,491	Japanese Yen	15,700,000	(3,783)
6/13/2016	JP Morgan Chase	U.S. Dollars	356,707	Japanese Yen	43,970,000	(10,944)
6/16/2016	HSBC	U.S. Dollars	740,617	Japanese Yen	88,800,000	(1,950)
6/16/2016	JP Morgan Chase	U.S. Dollars	150,765	Japanese Yen	18,500,000	(3,936)
6/17/2016	Deutsche Bank	U.S. Dollars	732,927	Japanese Yen	88,660,000	(8,494)
6/20/2016	Citibank	U.S. Dollars	481,889	Japanese Yen	58,390,000	(6,447)
6/22/2016	Deutsche Bank	U.S. Dollars	726,841	Japanese Yen	88,820,000	(16,041)
7/25/2016	Citibank	U.S. Dollars	295,200	Japanese Yen	36,309,000	(8,907)
7/25/2016	JP Morgan Chase	U.S. Dollars	455,211	Japanese Yen	56,000,000	(13,819)
9/20/2016	Barclays	U.S. Dollars	309,877	Japanese Yen	37,430,000	(4,409)
10/17/2016	Deutsche Bank	U.S. Dollars	4,386,048	Japanese Yen	520,185,270	13,024
10/24/2016	Barclays	U.S. Dollars	165,042	Japanese Yen	19,600,000	220
1/25/2016	Morgan Stanley	U.S. Dollars	13,647	Mexican Peso	233,257	138
2/16/2016	Citibank	U.S. Dollars	261,866	Mexican Peso	4,000,000	30,574
2/10/2016	Deutsche Bank	U.S. Dollars	637,083	Singapore Dollar	917,603	(9,159)
2/12/2016	Barclays	U.S. Dollars	651,508	Singapore Dollar	917,160	5,617
1/14/2016	Merrill Lynch	U.S. Dollars	571,550	South Korea Won	675,000,000	(3,891)
1/21/2016	Merrill Lynch	U.S. Dollars	820,170	Taiwan Dollar	27,000,000	(1,904)
						$(232,886)

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(11)	(1,119,470)	Mar-16	$(12,480)
Eurodollar 90 Day Futures	(42)	(10,370,850)	Dec-16	1,402
Eurodollar 90 Day Futures	(42)	(10,313,625)	Dec-17	(1,046)
				$(12,124)

Schedule of Options Written (Unaudited)

Notional Amount		Value
	Interest Rate
	Swaptions
4,200,000	10-Year Interest Rate Swap, 3-Month USD-LIBOR, Receive Floating Rate,
	Expiration: September, 19, 2016
	Exercise Price: $3.070	$295,621

	Total Options Written (Premiums Received $57,540)	$295,621

Credit Default Swaps on Corporate, Indices, and Sovereign — Buy Protection(1) (Unaudited)

Reference Obligation	Implied Credit Spread at December 31, 2015(2)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.24 Index	3.57%	1.000%	12/20/2020	Barclays / Deutsche Bank / Citibank	916,300	$100,014	$111,347	($11,333)
Sovran Self Storage, Inc.	2.61%	1.000%	9/20/2020	Barclays	180,000	12,544	13,596	(1,052)
						$112,558	$124,943	($12,385)

Over-the-Counter Interest Rate Swaps (Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	0.926%	10/17/2017	Citibank	790,000	$2,470	$0	$2,470
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	(536,270)	0	(536,270)
Receive	3-MO-USD-LIBOR	1.914%	1/22/2025	Citibank	490,000	8,342	0	8,342
Receive	3-MO-USD-LIBOR	1.970%	1/23/2025	Citibank	610,000	7,535	0	7,535
Receive	3-MO-USD-LIBOR	1.973%	1/27/2025	Citibank	360,000	4,365	0	4,365
Receive	3-MO-USD-LIBOR	1.937%	1/29/2025	Citibank	90,000	1,366	0	1,366
Receive	3-MO-USD-LIBOR	1.942%	1/30/2025	Citibank	80,000	1,182	0	1,182
Receive	3-MO-USD-LIBOR	1.817%	2/3/2025	Citibank	120,000	3,059	0	3,059
Receive	3-MO-USD-LIBOR	1.978%	3/27/2025	Citibank	1,200,000	15,703	0	15,703
Receive	3-MO-USD-LIBOR	1.985%	3/27/2025	Citibank	1,200,000	14,952	0	14,952
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,073,638)	0	(1,073,638)
						($1,550,934)	$0	($1,550,934)

1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

3)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePath® Growth Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.76%
	Affiliated Mutual Funds - 48.79%
268,637	Altegris® Macro Strategy Fund - Institutional Shares (a)	$1,869,716
466,261	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	4,429,477
1,132,220	GuideMark® Emerging Markets Fund - Institutional Shares	12,318,553
1,123,200	GuideMark® Large Cap Core Fund - Institutional Shares	16,421,186
1,182,230	GuideMark® Opportunistic Equity Fund - Institutional Shares	12,176,973
1,330,190	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	20,378,507
5,148,493	GuideMark® World ex-US Fund - Institutional Shares	40,209,730
		107,804,142
	Exchange Traded Funds - 48.97%
106,212	iShares MSCI Canada ETF (b)	2,283,558
101,660	iShares MSCI Switzerland Capped ETF (b)	3,155,526
241,151	SPDR S&P 500 ETF Trust	49,168,277
24,609	SPDR S&P 600 Small Cap Growth ETF (b)	4,251,943
58,822	SPDR S&P China ETF (b)	4,322,829
881,347	Vanguard FTSE All-World ex-US Fund	38,259,273
25,532	Vanguard Global ex-U.S. Real Estate ETF	1,304,685
43,072	Vanguard REIT ETF (b)	3,434,131
24,622	Vanguard Value ETF	2,007,186
		108,187,408
	Total Investment Companies (Cost $179,227,971)	215,991,550

	SHORT TERM INVESTMENTS - 1.13%
	Money Market Funds - 1.13%
2,493,459	Federated Prime Obligations Fund Effective Yield, 0.24% (c)	2,493,459
	Total Short Term Investments (Cost $2,493,459)	2,493,459

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 4.26%
	Money Market Funds - 4.26%
9,402,634	Mount Vernon Prime Portfolio Effective Yield, 0.47% (c)	9,402,634
	Total Investments Purchased as Securities Lending Collateral (Cost $9,402,634)	9,402,634

	Total Investments (Cost $191,124,064) - 103.15%	227,887,643
	Liabilities in Excess of Other Assets - (3.15)%	(6,958,736)
	TOTAL NET ASSETS - 100.00%	$220,928,907

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$191,124,064

Gross unrealized appreciation	37,775,161
Gross unrealized depreciation	(1,011,582)
Net unrealized appreciation	$36,763,579

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Conservative Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.81%
	Affiliated Mutual Funds - 55.83%
727,611	GuideMark® Core Fixed Income Fund - Institutional Shares	$6,744,955
419,898	GuideMark® Emerging Markets Fund - Institutional Shares	4,568,492
821,788	GuideMark® Large Cap Core Fund - Institutional Shares	12,014,536
2,172,885	GuideMark® Opportunistic Equity Fund - Institutional Shares	22,380,714
2,047,829	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	18,860,506
185,226	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	2,837,656
2,266,516	GuideMark® World ex-US Fund - Institutional Shares	17,701,486
		85,108,345

	Exchange Traded Funds - 36.73%
254,945	iShares Core MSCI Emerging Markets ETF	10,042,284
8,908	iShares Core U.S. Credit Bond ETF	950,573
11,141	SPDR Barclays High Yield Bond ETF (a)	377,791
90,450	SPDR S&P 500 ETF Trust	18,441,851
120,294	The IQ Hedge Multi-Strategy Tracker ETF	3,423,567
331,429	Vanguard FTSE All-World ex-US Fund	14,387,333
68,550	Vanguard FTSE Europe ETF (a)	3,419,274
24,365	Vanguard REIT ETF (a)	1,942,621
37,224	Vanguard Total Bond Market ETF (a)	3,006,210
		55,991,504

	Mutual Funds - 5.25%
768,771	ASG Managed Futures Strategy Fund - Class Y	7,995,220
	Total Investment Companies (Cost $134,444,045)	149,095,069

	SHORT TERM INVESTMENTS - 0.87%
	Money Market Funds - 0.87%
1,323,630	Federated Prime Obligations Fund Effective Yield, 0.24% (b)	1,323,630
	Total Short Term Investments (Cost $1,323,630)	1,323,630

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.62%
	Money Market Funds - 3.62%
5,525,369	Mount Vernon Prime Portfolio Effective Yield, 0.47% (b)	5,525,369

	Total Investments Purchased as Securities Lending Collateral (Cost $5,525,369)	5,525,369

	Total Investments (Cost $141,293,044) - 102.30%	155,944,068
	Liabilities in Excess of Other Assets - (2.30%)	(3,504,030)
	TOTAL NET ASSETS - 100.00%	$152,440,038

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$141,293,044
Gross unrealized appreciation	16,548,151
Gross unrealized depreciation	(1,897,127)
Net unrealized appreciation	$14,651,024

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 96.77%
	Affiliated Mutual Funds - 5.63%
2,311,234	GuideMark® Opportunistic Equity Fund - Institutional Shares	$23,805,712
	Exchange Traded Funds - 82.12%
202,329	iShares Asia 50 ETF	8,546,377
292,196	iShares Core MSCI EAFE ETF (a)	15,889,619
262,041	iShares Core MSCI Emerging Markets ETF	10,321,795
196,166	iShares Core U.S. Credit Bond ETF	20,932,874
410,275	iShares Floating Rate Bond ETF (a)	20,694,271
40,063	iShares JPMorgan USD Emerging Markets Bond ETF (a)	4,237,864
184,365	iShares MSCI ACWI ETF (a)	10,291,254
74,981	iShares MSCI India ETF	2,064,977
157,115	iShares TIPS Bond ETF	17,232,373
239,975	PowerShares Senior Loan Portfolio (a)	5,375,440
191,789	SPDR Barclays International Treasury Bond ETF (b)	9,902,066
508,544	SPDR EURO STOXX 50 ETF (a)	17,509,170
396,517	Vanguard FTSE Europe ETF	19,778,268
158,084	Vanguard FTSE Pacific ETF	8,958,620
72,253	Vanguard Global ex-U.S. Real Estate ETF	3,692,128
296,110	Vanguard Intermediate-Term Government Bond ETF (a)	19,081,328
195,793	Vanguard Mortgage-Backed Securities ETF	10,308,502
47,311	Vanguard REIT ETF (a)	3,772,106
387,115	Vanguard S&P 500 ETF	72,363,407
231,455	Vanguard Short-Term Bond Fund (a)	18,416,874
107,058	Vanguard Total Bond Market ETF	8,646,004
204,420	Vanguard Total International Bond ETF (a)	10,809,730
271,996	Vanguard Total Stock Market ETF (a)	28,371,903
		347,196,950
	Mutual Funds - 9.02%
1,157,781	PIMCO Commodity RealReturn Strategy Fund - Institutional Shares	7,305,597
2,709,173	William Blair Macro Allocation Fund - Class I (c)	30,830,393
		38,135,990
	Total Investment Companies (Cost $416,166,521)	409,138,652

	SHORT TERM INVESTMENTS - 3.25%
	Money Market Funds - 3.25%
13,721,769	Federated Prime Obligations Fund Effective Yield, 0.24% (d)	13,721,769
	Total Short Term Investments (Cost $13,721,769)	13,721,769

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.48%
	Money Market Funds - 10.48%
44,302,628	Mount Vernon Prime Portfolio Effective Yield, 0.47% (d)	44,302,628
	Total Investments Purchased as Securities Lending Collateral (Cost $44,302,628)	44,302,628

	Total Investments (Cost $474,190,918) - 110.50%	467,163,049
	Liabilities in Excess of Other Assets - (10.50)%	(44,371,933)
	TOTAL NET ASSETS - 100.00%	$422,791,116

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)
Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 7.29% of total net assets as of December 31, 2015.

(d)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$474,190,918
Gross unrealized appreciation	1,740,997
Gross unrealized depreciation	(8,768,866)
Net unrealized depreciation	$(7,027,869)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Absolute Return Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.84%
	Affiliated Mutual Funds - 3.30%
506,060	GuideMark® Core Fixed Income Fund - Institutional Shares	$4,691,178
668,312	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	6,155,152
		10,846,330

	Exchange Traded Funds - 35.97%
147,192	iShares 1-3 Year Treasury Bond ETF (a)	12,417,117
51,424	iShares 7-10 Year Treasury Bond ETF (a)	5,429,860
36,192	iShares Core MSCI Emerging Markets ETF	1,425,603
76,280	iShares JPMorgan USD Emerging Markets Bond ETF (a)	8,068,898
13,081	PowerShares DB Agriculture Fund (a)(b)	269,600
16,432	PowerShares DB Base Metals Fund (b)	195,212
47,421	PowerShares DB Energy Fund (b)	530,968
2,793	PowerShares DB Precious Metals Fund (a)(b)	90,186
30,691	PowerShares International Corporate Bond Portfolio	774,334
150,975	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	6,896,538
219,110	SPDR Barclays High Yield Bond ETF (a)	7,430,020
228,984	SPDR Barclays Short Term Corporate Bond ETF (a)	6,961,114
125,071	Vanguard FTSE Developed Markets ETF (a)	4,592,607
107,815	Vanguard Intermediate-Term Corporate Bond ETF (a)	9,066,163
98,189	Vanguard Long-Term Corporate Bond ETF (a)	8,265,550
20,591	Vanguard Mid-Cap Value ETF	1,769,797
437,649	Vanguard Mortgage-Backed Securities ETF (a)	23,042,220
22,812	Vanguard S&P 500 ETF	4,264,247
3,487	Vanguard Small-Cap Value ETF	344,411
155,546	Vanguard Total Bond Market ETF (a)	12,561,895
45,152	Vanguard Value ETF (a)	3,680,791
		118,077,131

	Mutual Funds - 58.57%
200,170	Aberdeen Equity Long-Short Fund - Institutional Shares (c)	1,829,553
479,372	BlackRock Low Duration Bond Portfolio - Institutional Shares	4,597,178
288,271	DoubleLine Core Fixed Income Fund - Institutional Shares	3,075,849
736,371	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares	6,892,431
917,734	DoubleLine Low Duration Bond Fund - Institutional Shares	9,168,162
284,601	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	2,521,568
2,127,519	DoubleLine Total Return Bond Fund - Institutional Shares	22,934,649
1,530,403	Eaton Vance Floating-Rate Fund - Institutional Shares	12,870,687
952,224	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares (b)	9,255,620
297,388	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares (c)	2,530,776
930,206	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares (c)	12,669,403
191,600	JPMorgan Multi-Manager Alternatives Fund	2,875,914
254,630	JPMorgan Opportunistic Equity Long/Short Fund (c)	4,366,910
301,278	JPMorgan Research Equity Long/Short Fund - Select Shares (b)	4,928,903
85,761	JPMorgan Systematic Alpha Fund - Institutional Shares	1,307,004
1,278,523	JPMorgan Unconstrained Debt Fund - Select Shares	12,312,181
1,288,111	PACE Alternative Strategies Investments (c)	13,538,047
229,117	Parametric Absolute Return Fund - Institutional Shares (b)	2,316,369
4,898,637	Pioneer Strategic Income Fund - Class Y	50,015,083
81,582	Boston Partners Long/Short Research Fund - Institutional Shares	1,216,388
1,128,181	T. Rowe Price Institutional Floating Rate Fund	10,999,760
		192,222,435
	Total Investment Companies (Cost $326,734,932)	321,145,896

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.14%
	Money Market Funds - 10.14%
33,270,768	Mount Vernon Prime Portfolio Effective Yield, 0.47% (d)	33,270,768
	Total Investments Purchased as Securities Lending Collateral (Cost $33,270,768)	33,270,768

	Total Investments (Cost $360,005,700) - 107.98%	354,416,664
	Liabilities in Excess of Other Assets - (7.98%)	(26,195,657)
	TOTAL NET ASSETS - 100.00%	$328,221,007

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

(c)
Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 11.41% of total net assets as of December 31, 2015.

(d)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$360,005,700
Gross unrealized appreciation	1,475,807
Gross unrealized depreciation	(7,064,843)
Net unrealized depreciation	$(5,589,036)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Multi-Asset Income Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.57%
	Affiliated Mutual Funds - 2.71%
72,644	GuideMark® Core Fixed Income Fund - Institutional Shares	$673,412
263,265	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	2,424,667
		3,098,079

	Exchange Traded Funds - 44.58%
10,154	iShares 7-10 Year Treasury Bond ETF (a)	1,072,161
18,567	iShares 10+ Year Credit Bond ETF	1,033,811
19,153	iShares 20+ Year Treasury Bond ETF (a)	2,310,235
65,520	iShares Global Infrastructure ETF (a)	2,355,444
2,399	iShares iBoxx $ Investment Grade Corporate Bond ETF	273,510
103,934	iShares International Select Dividend ETF (a)	2,983,945
36,313	iShares JPMorgan USD Emerging Markets Bond ETF	3,841,189
89,505	iShares MSCI Australia ETF	1,697,015
48,171	iShares U.S. Preferred Stock ETF (a)	1,871,443
295,976	SPDR Barclays High Yield Bond ETF (a)	10,036,546
54,827	SPDR Barclays Short Term High Yield Bond ETF	1,408,506
13,028	Vanguard Global ex-U.S. Real Estate ETF	665,731
50,340	Vanguard REIT ETF (a)	4,013,608
8,331	Vanguard Total Bond Market ETF	672,812
47,677	WisdomTree Emerging Markets Equity Income Fund	1,508,500
38,893	WisdomTree Emerging Markets SmallCap Dividend Fund	1,364,366
178,468	WisdomTree High Dividend Fund (a)	10,534,966
28,639	WisdomTree International SmallCap Dividend Fund (a)	1,663,926
24,192	WisdomTree SmallCap Dividend Fund	1,571,512
		50,879,226

	Mutual Funds - 50.28%
3,190,018	BlackRock Multi-Asset Income Fund - Institutional Shares (c)	33,527,092
312,760	Forward EM Corporate Debt Fund - Institutional Shares	2,361,337
256,450	Forward International Dividend Fund - Institutional Shares	1,672,051
236,344	Forward Long/Short Credit Analysis Fund - Institutional Shares	1,786,764
155,500	Forward Select Income Fund - Institutional Shares	3,476,985
623,722	JPMorgan High Yield Fund - Select Shares	4,266,256
440,063	JPMorgan Income Builder Fund - Select Shares	4,277,411
308,354	JPMorgan International Equity Income Fund - Select Shares	4,662,311
138,959	T. Rowe Price Institutional Floating Rate Fund	1,354,849
		57,385,056
	Total Investment Companies (Cost $113,543,988)	111,362,361

	SHORT TERM INVESTMENTS - 1.09%
	Money Market Funds - 1.09%
1,247,668	Federated Prime Obligations Fund Effective Yield, 0.24% (b)	1,247,668
	Total Short Term Investments (Cost $1,247,668)	1,247,668

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 15.49%
	Money Market Funds - 15.49%
17,678,859	Mount Vernon Prime Portfolio Effective Yield, 0.47% (b)	17,678,859
	Total Investments Purchased as Securities Lending Collateral (Cost $17,678,859)	17,678,859

	Total Investments (Cost $132,470,515) - 114.15%	130,288,888
	Liabilities in Excess of Other Assets - (14.15%)	(16,152,369)
	TOTAL NET ASSETS - 100.00%	$114,136,519

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2015.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$132,470,515
Gross unrealized appreciation	2,689,419
Gross unrealized depreciation	(4,871,046)
Net unrealized depreciation	$(2,181,627)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Flexible Income Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.90%
	Affiliated Mutual Funds - 22.08%
978,747	GuideMark® Core Fixed Income Fund - Institutional Shares	$9,072,988
2,096,039	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	19,304,520
		28,377,508

	Exchange Traded Funds - 62.04%
224,987	iShares 1-3 Year Treasury Bond ETF (a)	18,979,903
136,409	iShares 7-10 Year Treasury Bond ETF (a)	14,403,426
14,939	iShares 10+ Year Credit Bond ETF (a)	831,804
27,270	iShares 20+ Year Treasury Bond ETF (a)	3,289,307
16,974	iShares Core U.S. Credit Bond ETF	1,811,296
368,077	PowerShares Senior Loan Portfolio (a)	8,244,925
24,582	SPDR Barclays High Yield Bond ETF (a)	833,576
213,278	SPDR Barclays Short Term High Yield Bond ETF	5,479,112
53,587	SPDR Barclays TIPS ETF (a)	2,927,458
435,801	Vanguard Mortgage-Backed Securities ETF	22,944,923
		79,745,730

	Mutual Funds - 13.78%
805,460	DoubleLine Total Return Bond Fund - Institutional Shares	8,682,860
700,577	Loomis Sayles Bond Fund - Institutional Shares	9,023,426
		17,706,286

	Total Investment Companies (Cost $128,787,381)	125,829,524

	SHORT TERM INVESTMENTS - 1.99%
	Money Market Funds - 1.99%
2,558,912	Federated Prime Obligations Fund Effective Yield, 0.24% (b)	2,558,912
	Total Short Term Investments (Cost $2,558,912)	2,558,912

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 23.46%
	Money Market Funds - 23.46%
30,161,222	Mount Vernon Prime Portfolio Effective Yield, 0.47% (b)	30,161,222
	Total Investments Purchased as Securities Lending Collateral (Cost $30,161,222)	30,161,222

	Total Investments (Cost $161,507,515) - 123.35%	158,549,658
	Liabilities in Excess of Other Assets - (23.35%)	(30,015,146)
	TOTAL NET ASSETS - 100.00%	$128,534,512

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$161,507,515
Gross unrealized appreciation	267,281
Gross unrealized depreciation	(3,225,138)
Net unrealized depreciation	$(2,957,857)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Altegris® Diversified Alternatives Allocation Fund
Schedule of Investments
December 31, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.01%
	Affiliated Mutual Funds - 98.01%
167,040	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$1,932,653
3,485,072	Altegris® Equity Long Short Fund - Institutional Shares (a)	37,603,932
2,005,770	Altegris® Fixed Income Long Short Fund - Institutional Shares	18,653,663
1,158,249	Altegris® Futures Evolution Strategy Fund - Institutional Shares	12,068,954
545,520	Altegris® Macro Strategy Fund - Institutional Shares	3,796,818
446,201	Altegris® Managed Futures Strategy Fund - Institutional Shares	3,997,960
		78,053,980
	Total Investment Companies (Cost $77,229,503)	78,053,980

	Total Investments (Cost $77,229,503) - 98.01%	78,053,980
	Other Assets in Excess of Liabilities - 1.99%	1,585,869
	TOTAL NET ASSETS - 100.00%	$79,639,849

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows*:

Cost of investments	$77,229,503
Gross unrealized appreciation	2,986,106
Gross unrealized depreciation	(2,161,629)
Net unrealized appreciation	$824,477

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2015 :

GuideMark® Opportunistic Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$41,665	$14,019	$-	$55,684
Convertible Preferred Stock	51,763	-	-	51,763
Investment Companies	458,500	-	-	458,500
Preferred Stock	-	21,847	-	21,847
Total Equity	551,928	35,866	-	587,794
Fixed Income
Asset Backed Securities	-	2,724,293	-	2,724,293
Bank Loans	-	4,517,368	-	4,517,368
Collateralized Mortgage Obligations	-	23,492,722	-	23,492,722
Convertible Obligations	-	1,342,968	-	1,342,968
Corporate Obligations	-	19,405,508	-	19,405,508
Foreign Government Obligations	-	43,116,672	-	43,116,672
Mortgage Backed Securities	-	19,850,395	-	19,850,395
U.S. Treasury Obligations	-	2,162,371	-	2,162,371
Total Fixed Income	-	116,612,297	-	116,612,297
Purchased Options	13,608	66,237	-	79,845
Short Term Investments	14,078,939	11,158,566	-	25,237,505
Total Investments in Securities	$14,644,475	$127,872,966	$-	$142,517,441
Other Financial Instruments*
Forward Currency Contracts	$-	$(232,886)	$-	$(232,886)
Futures	(12,124)	-	-	(12,124)
Swaps	-	(1,563,319)	-	(1,563,319)
Written Options	-	295,621	-	295,621

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, swaps and written options. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$215,991,550	$-	$-	$215,991,550
Short Term Investments	2,493,459	-	-	2,493,459
Investments Purchased as Securities Lending Collateral	9,402,634	-	-	9,402,634
Total Investments in Securities	$227,887,643	$-	$-	$227,887,643

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$149,095,069	$-	$-	$149,095,069
Short Term Investments	1,323,630	-	-	1,323,630
Investments Purchased as Securities Lending Collateral	5,525,369	-	-	5,525,369
Total Investments in Securities	$155,944,068	$-	$-	$155,944,068

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$409,138,652	$-	$-	$409,138,652
Short Term Investments	13,721,769	-	-	13,721,769
Investments Purchased as Securities Lending Collateral	44,302,628	-	-	44,302,628
Total Investments in Securities	$467,163,049	$-	$-	$467,163,049

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$321,145,896	$-	$-	$321,145,896
Investments Purchased as Securities Lending Collateral	33,270,768	-	-	33,270,768
Total Investments in Securities	$354,416,664	$-	$-	$354,416,664

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$111,362,361	$-	$-	$111,362,361
Short Term Investments	1,247,668	-	-	1,247,668
Investments Purchased as Securities Lending Collateral	17,678,859	-	-	17,678,859
Total Investments in Securities	$130,288,888	$-	$-	$130,288,888

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Flexible Income Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$125,829,524	$-	$-	$125,829,524
Short Term Investments	2,558,912	-	-	2,558,912
Investments Purchased as Securities Lending Collateral	30,161,222	-	-	30,161,222
Total Investments in Securities	$158,549,658	$-	$-	$158,549,658

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Altegris® Diversified Alternatives Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$78,053,980	$-	$-	$78,053,980
Total Investments in Securities	$78,053,980	$-	$-	$78,053,980

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

GuideMark® Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of December 31, 2015

	Asset Derivatives		Liability Derivatives

	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$0	Depreciation on Swap Agreements	$12,385

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	58,974	Depreciation on Swap Agreements	1,609,908

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	1,525,336	Depreciation of forward currency contracts	1,758,222

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	-	Unrealized depreciation on futures contracts	12,480

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	1,402	Unrealized depreciation on futures contracts	1,046

Equity Contracts - Options	Investments, at Value	13,608	Options Written, at Value	-

Foreign Exchange Contracts - Options	Investments, at Value	25	Options Written, at Value	-

Interest Rate Contracts - Options	Investments, at Value	66,212	Options Written, at Value	295,621
Total		$1,665,557		$3,689,662

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly market value outstanding of purchased and written options during the period ended December 31, 2015 were as follows:

	Long Positions			Short Positions
	Purchased Options	$98,191		Written Options	($132,578)

The average monthly notional amount of futures, forwards and swaps during the period ended December 31, 2015 were as follows:

Long Positions			Short Positions			Cross Positions
Futures	$1,236,931		Futures	($25,341,322)		Futures	-
Forwards	$69,952,975		Forwards	($28,678,774)		Forwards	$18,337,709
Swaps	$21,785,980		Swaps	-		Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2015, the Funds (excluding the Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions
Overnight and Continuous	Money Market Funds *

Opportunistic Fixed Income Fund	-
Growth Allocation Fund	9,402,634
Conservative Allocation Fund	5,525,369
Tactical Allocation Fund	44,302,628
Absolute Return Allocation Fund	33,270,768
Multi-Asset Income Allocation Fund	17,678,859
Flexible Income Allocation Fund	30,161,222
Altegris® Diversified Alternatives Allocation Fund	-

* Proceeds from securities lending (MM collateral).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             GPS Funds II

By (Signature and Title)  /s/ Carrie E. Hansen
 Carrie E. Hansen
 Principal Executive Officer/President

Date              3/14/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Carrie E. Hansen
 Carrie E. Hansen
 Principal Executive Officer/President

Date              3/14/16

By (Signature and Title) /s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date              3/14/16